Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134,062	$ 156,421
ECL coverage	2.10%	1.00%
Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 126,872	$ 151,794
Collateral value	$ 3,754	$ 3,729
ECL coverage	0.40%	0.30%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,429	$ 2,260
Collateral value	$ 43	$ 143
ECL coverage	15.50%	15.10%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,761	$ 2,367
Collateral value	$ 301	$ 149
ECL coverage	39.00%	30.60%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,731	$ 27,204
ECL coverage	1.40%	1.50%
– UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,864	$ 26,183
Collateral value	$ 1,257	$ 1,092
ECL coverage	0.40%	0.30%
– UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 64
Collateral value	$ 0	$ 5
ECL coverage	6.60%	37.50%
– UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 843	$ 957
Collateral value	$ 72	$ 97
ECL coverage	29.50%	30.20%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,615	$ 72,430
ECL coverage	2.90%	0.80%
– Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 59,834	$ 70,620
Collateral value	$ 833	$ 517
ECL coverage	0.50%	0.30%
– Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,702	$ 1,224
Collateral value	$ 0	$ 0
ECL coverage	19.30%	23.10%
– Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,079	$ 586
Collateral value	$ 47	$ 0
ECL coverage	42.20%	17.60%
Not collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 52,373	$ 61,279
ECL coverage	0.60%	0.50%
Not collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,483	$ 1,053
ECL coverage	19.80%	26.50%
Not collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,612	$ 828
ECL coverage	53.70%	40.90%
Not collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,457	$ 9,586
ECL coverage	0.70%	0.50%
Not collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14	$ 7
ECL coverage	3.60%	42.90%
Not collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 295	$ 407
ECL coverage	35.30%	42.00%
Not collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,861	$ 30,917
ECL coverage	0.90%	0.60%
Not collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,098	$ 705
ECL coverage	26.00%	38.60%
Not collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,123	$ 198
ECL coverage	56.90%	35.90%
Fully collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68,020	$ 83,456
ECL coverage	0.30%	0.20%
Fully collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 878	$ 1,054
ECL coverage	9.20%	3.80%
Fully collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,617	$ 1,274
ECL coverage	10.80%	20.30%
Fully collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,309	$ 14,218
ECL coverage	0.30%	0.20%
Fully collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 52
ECL coverage	11.10%	38.50%
Fully collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 372	$ 346
ECL coverage	6.50%	5.20%
Fully collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34,779	$ 38,817
ECL coverage	0.10%	0.10%
Fully collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 604	$ 519
ECL coverage	7.10%	2.10%
Fully collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 864	$ 388
ECL coverage	5.20%	8.20%
Partially collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,479	$ 7,059
ECL coverage	0.40%	0.50%
Partially collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 153
ECL coverage	2.90%	15.00%
Partially collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 532	$ 265
ECL coverage	52.30%	47.90%
Partially collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,098	$ 2,379
ECL coverage	0.20%	0.20%
Partially collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 5
ECL coverage	8.00%	20.00%
Partially collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 176	$ 204
ECL coverage	68.80%	49.00%
Partially collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,194	$ 886
ECL coverage	0.90%	0.60%
Partially collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 92	$ 0
ECL coverage	48.90%	0.00%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 236	$ 503
ECL coverage	21.60%	4.80%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 544	$ 743
ECL coverage	16.50%	17.20%
– less than 50% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 41
ECL coverage	7.50%	41.50%
– less than 50% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 36
ECL coverage	3.80%	2.80%
– less than 50% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 167	$ 378
ECL coverage	15.00%	0.80%
– less than 50% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 318	$ 382
ECL coverage	2.20%	8.10%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 594	$ 447
ECL coverage	5.10%	3.10%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 594	$ 286
ECL coverage	4.40%	9.10%
– 51% to 75% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 8
ECL coverage	13.30%	25.00%
– 51% to 75% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 291	$ 250
ECL coverage	2.10%	5.20%
– 51% to 75% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 393	$ 137
ECL coverage	4.60%	5.80%
– 51% to 75% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 205	$ 0
ECL coverage	3.40%	0.00%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45	$ 60
ECL coverage	0.40%	1.70%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 315	$ 62
ECL coverage	4.10%	14.50%
– 76% to 90% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 1
ECL coverage	0.00%	0.00%
– 76% to 90% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 11
ECL coverage	18.20%	0.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44	$ 4
ECL coverage	0.20%	0.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 264	$ 2
ECL coverage	1.90%	0.00%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 44
ECL coverage	3.30%	2.30%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 164	$ 183
ECL coverage	28.70%	52.50%
– 91% to 100% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 2
ECL coverage	3.50%	0.00%
– 91% to 100% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 49
ECL coverage	76.50%	8.20%
– 91% to 100% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77	$ 4
ECL coverage	32.50%	25.00%